Long-term Debt - Weighted Average Interest Rates (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Weighted average interest rates during period	7.05%	7.19%	7.14%
Weighted average interest rates	6.76%	7.26%
Senior debt
Debt Instrument [Line Items]
Weighted average interest rates during period	6.96%	7.10%	7.06%
Weighted average interest rates	6.66%	7.16%
Junior Subordinated Debt
Debt Instrument [Line Items]
Weighted average interest rates during period	12.26%	12.26%	12.26%
Weighted average interest rates	12.26%	12.26%